20. Indirect taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable	R$ 466,603	R$ 453,941
Current portion	(463,606)	(451,169)
Non-current portion	2,997	2,772
Income Tax (IR) And Social Contribution (CS) [Member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable	377,105	361,558
Agencia Nacional de Telecomunicacoes ("ANATEL") taxes and fees [Member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable	22,009	21,320
Imposto sobre Servicos("ISS") [Member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable	61,673	59,764
Others [Member]
Indirect taxes charges and contributions payable [line items]
Indirect taxes, charges and contributions payable	R$ 5,816	R$ 11,299